EXPLORATION AND EVALUATION ASSETS ("E&E") - Impairment Testing Narrative (Details) - CAD CAD in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017		Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		CAD 634.4	[1]	CAD 0.0
Groundbirch E&E
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	CAD 129.0
Other minor E&E
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	CAD 1.0
Exploration and Evaluation reserves | Groundbirch E&E
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	10.00%	10.00%
Inflation rate	2.00%	2.00%
Contingent Resources | Groundbirch E&E
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	15.00%	15.00%

[1]	See Notes 2 and 14.